Christopher D. Menconi

Partner

+1.202.373.6173

chris.menconi@morganlewis.com

VIA EDGAR

March 3, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:                             The Motley Fool Funds Trust (File Nos. 333-156770 and 811-22264)

Ladies and Gentlemen:

On behalf of our client The Motley Fool Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 23, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001104659-16-100451 on February 26, 2016.

Please contact me at 202.373.6173 with questions.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001